UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
7/31/09 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Aerospace and defense (3.9%)
BAE Systems PLC (United Kingdom)	1,816,988	$9,307,706
Bombardier, Inc. (Canada)	699,000	2,475,598
L-3 Communications Holdings, Inc.	248,600	18,769,300
Lockheed Martin Corp.	64,700	4,836,972
		35,389,576

Agriculture (0.6%)
Wilmar International, Ltd. (Singapore)	1,264,000	5,264,103
		5,264,103

Airlines (1.7%)
Qantas Airways, Ltd. (Australia)	2,242,000	4,340,082
Singapore Airlines, Ltd. (Singapore)	1,198,000	11,244,525
		15,584,607

Automotive (0.7%)
Nissan Motor Co., Ltd. (Japan)	545,200	3,963,313
Porsche Automobil Holding SE (Preference) (Germany)	34,000	2,216,259
		6,179,572

Banking (8.9%)
Alpha Bank AE (Greece) (NON)	175,539	2,313,986
Banco Santander Central Hispano SA (Spain)	1,402,178	20,302,158
Bank of America Corp. (S)	1,292,100	19,110,159
Bank of China Ltd. (China)	6,163,000	3,069,631
DBS Group Holdings, Ltd. (Singapore)	706,000	6,813,099
Hudson City Bancorp, Inc. (S)	866,900	12,188,614
Mizuho Financial Group, Inc. (Japan)	2,470,000	5,602,975
National Bank of Greece SA (Greece) (NON)	258,743	7,551,686
Societe Generale (France)	74,920	4,809,921
		81,762,229

Basic materials (1.4%)
Antofagasta PLC (United Kingdom)	532,860	6,730,716
Sumitomo Metal Mining Co., Ltd. (Japan)	385,000	5,788,405
		12,519,121

Biotechnology (1.1%)
Amgen, Inc. (NON)	159,700	9,950,907
		9,950,907

Cable television (0.3%)
DISH Network Corp. Class A (NON)	180,600	3,061,170
		3,061,170

Chemicals (0.7%)
Cabot Corp.	36,807	673,568
Terra Industries, Inc.	208,700	6,085,692
		6,759,260

Commercial and consumer services (1.6%)
Alliance Data Systems Corp. (NON) (S)	107,000	5,457,000
Companhia Brasileira de Meios de Pagamento 144A
(Brazil) (NON)	95,400	915,292
Daito Trust Construction Co., Ltd. (Japan)	55,700	2,738,574
Swire Pacific, Ltd. (Hong Kong)	277,500	3,117,032
TUI Travel PLC (United Kingdom)	537,648	2,036,461
		14,264,359

Communications equipment (1.0%)
Cisco Systems, Inc. (NON)	402,700	8,863,427
		8,863,427

Computers (0.4%)
Lexmark International, Inc. Class A (NON)	275,585	3,990,471
		3,990,471

Conglomerates (1.0%)
Mitsubishi Corp. (Japan)	305,900	6,099,926
Vivendi SA (France)	130,998	3,365,002
		9,464,928

Construction (0.2%)

Buzzi Unicem SpA (Italy)	97,385	1,458,613
		1,458,613

Consumer goods (2.1%)
Colgate-Palmolive Co.	141,600	10,257,504
Reckitt Benckiser Group PLC (United Kingdom)	188,641	9,052,681
		19,310,185

Electric utilities (2.5%)
E.ON AG (Germany)	331,690	12,554,684
RWE AG (Germany)	122,926	10,379,524
		22,934,208

Electronics (2.9%)
Coretronic Corporation (Taiwan)	3,930,000	4,667,160
Integrated Device Technology, Inc. (NON)	620,668	4,201,922
Media Tek, Inc. (Taiwan)	827,652	11,898,223
Texas Instruments, Inc. (S)	246,800	5,935,540
		26,702,845

Engineering and construction (0.8%)
Aveng, Ltd. (South Africa)	1,509,618	7,206,279
		7,206,279

Financial (1.9%)
Broadridge Financial Solutions, Inc.	706,900	12,208,163
ORIX Corp. (Japan)	87,640	5,538,759
		17,746,922

Food (3.8%)
Archer Daniels Midland Co.	721,700	21,737,604
Bunge, Ltd. (S)	191,700	13,413,249
		35,150,853

Forest products and packaging (0.4%)
Sino-Forest Corp. (Canada) (NON)	264,847	3,609,541
		3,609,541

Gaming and lottery (1.1%)
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	405,065	9,726,800
		9,726,800

Health-care services (0.8%)
CIGNA Corp.	265,300	7,534,520
		7,534,520

Insurance (7.5%)
Aflac, Inc.	150,400	5,694,144
Allied World Assurance Company Holdings, Ltd. (Bermuda)	83,600	3,633,256
AXA SA (France)	724,772	15,317,500
ING Groep NV (Netherlands)	629,002	8,065,724
Swiss Life Holding AG (Switzerland)	124,449	12,477,521
UnumProvident Corp.	186,200	3,494,974
Zurich Financial Services AG (Switzerland)	104,848	20,612,320
		69,295,439

Investment banking/Brokerage (2.5%)
Goldman Sachs Group, Inc. (The)	40,900	6,678,970
State Street Corp.	327,600	16,478,280
		23,157,250

Machinery (0.3%)
Timken Co.	122,900	2,504,702
		2,504,702

Metals (4.4%)
ArcelorMittal South Africa, Ltd. (South Africa)	452,629	5,839,621
Grupo Mexico SAB de CV SA Ser. B (Mexico)	9,076,904	12,851,580
Inmet Mining Corp. (Canada)	186,700	7,816,959
Noble Group, Ltd. (Hong Kong) (S)	1,872,000	2,720,211
Tokyo Steel Manufacturing Co., Ltd. (Japan)	708,900	7,853,397
Voestalpine AG (Austria)	127,856	3,547,582
		40,629,350

Natural gas utilities (0.3%)
UGI Corp.	91,300	2,413,972
		2,413,972

Office equipment and supplies (1.4%)
Canon, Inc. (Japan)	353,300	13,158,356
		13,158,356

Oil and gas (11.9%)
BP PLC (United Kingdom)	597,980	4,961,009
Dragon Oil PLC (United Arab Emirates) (NON)	342,747	1,918,750
Exxon Mobil Corp. (S)	307,756	21,662,945
Inpex Holdings, Inc. (Japan)	992	7,577,632
OMV AG (Austria)	298,000	11,827,332
Petroleo Brasileiro SA ADR (Brazil)	65,500	2,701,220
Royal Dutch Shell PLC Class A (United Kingdom) (S)	1,087,495	28,578,111
StatoilHydro ASA (Norway)	986,350	21,076,542
Tesoro Corp. (S)	442,327	5,790,060
Valero Energy Corp.	202,660	3,647,880
		109,741,481

Pharmaceuticals (9.4%)
Astellas Pharma, Inc. (Japan)	197,900	7,537,656
AstraZeneca PLC (United Kingdom)	221,672	10,367,790
Eli Lilly & Co.	457,300	15,955,197
Johnson & Johnson (S)	188,200	11,459,498
Pfizer, Inc. (S)	1,479,700	23,571,621
Roche Holding AG (Switzerland)	88,439	13,950,544
Wyeth	75,800	3,528,490
		86,370,796

Publishing (1.5%)
R. R. Donnelley & Sons Co.	743,000	10,327,700
Yellow Pages Income Fund (Unit) (Canada) (S)	779,300	3,612,553
		13,940,253

Real estate (1.0%)
Hospitality Properties Trust (R)	230,100	3,633,279
HRPT Properties Trust (R)	133,343	642,713
Japan Retail Fund Investment Corp. (Japan) (R)	987	4,946,455
		9,222,447

Regional Bells (2.1%)
Qwest Communications International, Inc. (S)	3,752,300	14,483,878
Verizon Communications, Inc. (S)	141,500	4,537,905
		19,021,783

Retail (2.8%)
Hennes & Mauritz AB (H&M) Class B (Sweden)	112,691	6,700,639
RadioShack Corp. (S)	1,213,017	18,813,894
		25,514,533

Schools (2.4%)
Apollo Group, Inc. Class A (NON)	321,300	22,182,552
		22,182,552

Semiconductor (0.3%)
Macronix International (Taiwan)	5,524,000	2,888,487
		2,888,487

Shipping (0.7%)
D/S Norden (Denmark)	184,525	6,578,447
		6,578,447

Software (1.7%)
Microsoft Corp. (S)	471,600	11,092,032
Oracle Corp.	198,300	4,388,379
		15,480,411

Technology services (2.2%)
Ingram Micro, Inc. Class A (NON)	1,200,300	20,189,046
		20,189,046

Telephone (1.7%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	383,100	15,804,189
		15,804,189

Tobacco (3.6%)
Altria Group, Inc.	430,200	7,541,406
Philip Morris International, Inc.	538,900	25,112,740
		32,654,146

Toys (0.2%)
Nintendo Co., Ltd. (Japan)	8,000	2,159,949
		2,159,949

Transportation (0.1%)
DP World, Ltd. (United Arab Emirates)	3,723,680	1,340,525
		1,340,525

Total common stocks (cost $952,117,210)				$898,682,610

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of Baroda 144A (India)	5/19/10	$0.00	175,620	$1,593,541

Total warrants (cost $1,578,009)				$1,593,541

U.S. TREASURY OBLIGATIONS (--%)(a)
			Principal amount	Value

U.S. Treasury Notes 4 1/2s, February 28, 2011 (i)			$275,000	$295,853

Total U.S. treasury obligations (cost $295,853)				$295,853

PURCHASED OPTIONS OUTSTANDING (--%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Amgen, Inc. (Put)	Aug-09/$57.50		$108,596	$96,107

Total purchased options outstanding (cost $88,451)				$96,107

SHORT-TERM INVESTMENTS (18.4%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)			8,330,043	$8,330,043
Short-term investments held as collateral for loaned
securities with yields ranging from 0.15% to 0.54% and
due dates ranging from August 3, 2009 to
August 10, 2009 (d)			$158,419,502	158,413,940
SSgA Prime Money Market Fund (i)			150,000	150,000
U.S. Treasury Bills for an effective yield of zero %, December 17, 2009 (i)			255,000	254,796
U.S. Treasury Bills for effective yields ranging from
0.38% to 0.40%, February 11, 2010			310,000	309,320
U.S. Treasury Cash Management Bills for effective
yields ranging from 0.37% to 0.44%, April 1, 2010			1,155,000	1,151,340

Total short-term investments (cost $168,609,829)				$168,609,439

TOTAL INVESTMENTS

Total investments (cost $1,122,689,352)(b)				$1,069,277,550

FORWARD CURRENCY CONTRACTS TO BUY at 7/31/09 (aggregate face value $177,078,718) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$33,162,529	$31,539,391	8/19/09	$1,623,138
British Pound	32,503,298	31,873,082	8/19/09	630,216
Canadian Dollar	29,213,466	27,144,274	8/19/09	2,069,192
Euro	52,716,841	52,418,445	8/19/09	298,396
Hong Kong Dollar	1,211,530	1,211,616	8/19/09	(86)
Japanese Yen	16,841,146	16,844,623	8/19/09	(3,477)
Norwegian Krone	3,904,388	3,680,678	8/19/09	223,710
Swedish Krona	9,545,476	8,772,518	8/19/09	772,958
Swiss Franc	3,645,573	3,594,091	8/19/09	51,482

Total				$5,665,529

FORWARD CURRENCY CONTRACTS TO SELL at 7/31/09 (aggregate face value $121,937,254) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$5,810,234	$5,528,774	8/19/09	$(281,460)
British Pound	12,937,281	12,714,622	8/19/09	(222,659)
Danish Krone	3,352,022	3,288,770	8/19/09	(63,252)
Euro	36,239,346	36,028,548	8/19/09	(210,798)
Japanese Yen	3,406,009	3,465,346	8/19/09	59,337
Norwegian Krone	21,292,093	20,071,265	8/19/09	(1,220,828)
Singapore Dollar	17,536,951	17,311,242	8/19/09	(225,709)
Swedish Krona	5,365,751	4,927,774	8/19/09	(437,977)
Swiss Franc	18,842,828	18,600,913	8/19/09	(241,915)

Total				$(2,845,261)

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $918,591,292.

(b) The aggregate identified cost on a tax basis is $1,123,331,550, resulting in gross unrealized appreciation and depreciation of $91,645,529 and $145,699,529, respectively, or net unrealized depreciation of $54,054,000.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2009, the value of securities loaned amounted to $151,344,452. The fund received cash collateral of $158,413,940 which is pooled with collateral of other Putnam funds into 5 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $8,716 for the period ended July 31, 2009. During the period ended July 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $124,621,941 and $116,291,898, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at July 31, 2009.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at July 31, 2009 (as a percentage of Portfolio Value):

United States	48.8%
Japan	9.8
United Kingdom	7.8
Switzerland	5.2
Germany	2.8
France	2.6
Singapore	2.6
Norway	2.3
Spain	2.2
Greece	2.2
Taiwan	2.1
Canada	1.9
Austria	1.7
South Africa	1.4
Mexico	1.4
Netherlands	0.9
Sweden	0.7
Denmark	0.7
Hong Kong	0.6
Australia	0.5
Other	1.8

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $125,222. Collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At July 31, 2009, the fund had net unrealized losses of $812,315 on derivative contracts subject to the Master Agreements.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $2,194,515 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2009:

		Valuation Inputs
Investments in securities:	Level 1	Level 2	Level 3

Common stocks:
Basic materials	$70,239,988	$--	$--
Capital goods	58,258,913	--	--
Communication services	37,887,142	--	--
Conglomerates	9,464,928	--	--
Consumer cyclicals	71,785,466	--	--
Consumer staples	109,297,736	--	--
Energy	109,741,481	--	--
Financials	201,184,287	--	--
Health care	103,856,223	--	--
Technology	78,114,687	--	--
Transportation	23,503,579	--	--
Utilities and power	25,348,180	--	--

Total Common stocks	898,682,610	--	--

Purchased options outstanding	--	96,107	--

U.S. Treasury obligations	--	295,853	--

Warrants	--	1,593,541	--

Short-term investments	8,480,043	160,129,396	--

Totals by level	$907,162,653	$162,114,897	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$2,820,268	$(565,558)

Other financial instruments include futures, written options, TBA sale commitments, swaps, forward contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of July 31, 2009:

Change in net
		Accrued		unrealized	Net	Net transfers
	Balance as of	discounts/	Realized	appreciation/	purchases/	in and/or out	Balance as of
	October 31, 2008 †	premiums	gain/(loss)	(depreciation)	sales	of Level 3	July 31, 2009 †

Other financial instruments:	$(565,558)	--	--	--	--	--	$(565,558)

Other financial instruments include futures, written options, TBA sale commitments, swaps, forward contracts and receivable purchase agreements.

† Includes amount payable under receivable purchase agreement.

Market values of Derivative Instruments as of July 31, 2009.

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Foreign exchange contracts	$5,728,499	$2,908,231

Equity contracts	96,107	--

Total	$5,824,606	$2,908,231

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009